Financial Risk Management and Policies (Details) - Schedule of Maturity Profile of the Group’s Financial Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management and Policies (Details) - Schedule of Maturity Profile of the Group’s Financial Liabilities [Line Items]
Borrowings (including accrued interest)	$ 165,658,321	$ 177,683,685
Other payables	130,000,000	74,253,965
Lease liabilities	880,089,361	891,642,661
Trade and accounts payables (excluding accrued interest)	36,733,961	13,427,197
Total	1,212,481,643	1,082,753,543
On demand [Member]
Financial Risk Management and Policies (Details) - Schedule of Maturity Profile of the Group’s Financial Liabilities [Line Items]
Borrowings (including accrued interest)	163,606,250	175,103,750
Other payables	130,000,000
Lease liabilities
Trade and accounts payables (excluding accrued interest)
Total	293,606,250	175,103,750
Less than 3 months [Member]
Financial Risk Management and Policies (Details) - Schedule of Maturity Profile of the Group’s Financial Liabilities [Line Items]
Borrowings (including accrued interest)	127,882	134,152
Other payables
Lease liabilities	2,760,377	2,506,062
Trade and accounts payables (excluding accrued interest)	36,733,961	13,427,197
Total	39,622,220	16,067,411
3 to 12 months [Member]
Financial Risk Management and Policies (Details) - Schedule of Maturity Profile of the Group’s Financial Liabilities [Line Items]
Borrowings (including accrued interest)	373,983	393,712
Other payables
Lease liabilities	6,118,649	6,249,336
Trade and accounts payables (excluding accrued interest)
Total	6,492,632	6,643,048
1-5 years [Member]
Financial Risk Management and Policies (Details) - Schedule of Maturity Profile of the Group’s Financial Liabilities [Line Items]
Borrowings (including accrued interest)	1,550,206	1,850,189
Other payables
Lease liabilities	46,895,151	36,808,047
Trade and accounts payables (excluding accrued interest)
Total	48,445,357	38,658,236
> 5 years [Member]
Financial Risk Management and Policies (Details) - Schedule of Maturity Profile of the Group’s Financial Liabilities [Line Items]
Borrowings (including accrued interest)		201,882
Other payables
Lease liabilities	824,315,184	846,079,216
Trade and accounts payables (excluding accrued interest)
Total	$ 824,315,184	$ 846,281,098